Payden Mutual Funds

Payden Securitized Income Fund
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (39%
)
Commercial  (7%)
78,837 ARI Fleet Lease Trust 2023-B 144A , 6.05% ,
7/15/32 (a) $ 79
600,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 2.36% , 4/15/49 (a) 594
400,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 3.48% , 4/15/49 (a) 396
982,000 Diamond Issuer LLC 2021-1A 144A , 3.79% ,
11/20/51 (a) 960
600,000 Flexential Issuer LLC 2025-1A 144A , 6.03% ,
10/25/60 (a) 595
300,000 Hotwire Funding LLC 2023-1A 144A , 7.00% ,
5/20/53 (a) 302
750,000 Hotwire Funding LLC 2024-1A 144A , 9.19% ,
6/20/54 (a) 772
500,000 Lmdv Issuer Co. LLC 2025-1A 144A , 5.90% ,
12/15/55 (a) 498
500,000 Lmdv Issuer Co. LLC 2026-1A 144A , 5.91% ,
7/17/56 (a) 497
725,000 MetroNet Infrastructure Issuer LLC 2025-4A
144A , 7.11% , 12/20/55 (a) 724
500,000 MetroNet Infrastructure Issuer LLC 2026-1A
144A , 7.10% , 4/20/56 (a) 496
600,000 Mtp Abs Funding LLC 2026-1A 144A , 5.88% ,
4/25/56 (a) 597
390,000 OneMain Financial Issuance Trust 2022-S1
144A , 5.20% , 5/14/35 (a) 388
100,000 OneMain Financial Issuance Trust 2021-1A
144A , 2.47% , 6/16/36 (a) 93
100,000 OneMain Financial Issuance Trust 2019-2A
144A , 4.05% , 10/14/36 (a) 96
600,000 Retained Vantage Data Centers Issuer LLC 2023-
1A 144A , 5.75% , 9/15/48 (a) 589
500,000 Switch ABS Issuer LLC 2024-2A 144A , 6.20% ,
6/25/54 (a) 492
200,000 VB-S1 Issuer LLC 2026-1A 144A , 5.19% ,
3/15/56 (a) 196
500,000 VB-S1 Issuer LLC 2026-1A 144A , 6.84% ,
3/15/56 (a) 501
300,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
8.87% , 5/15/54 (a) 307
9,172
Consumer  (19%)
600,000 Affirm Master Trust 2026-3A 144A , 5.42% ,
8/15/34 (a) 599
803,514 Ally Bank 2026-A 144A , 7.29% , 3/15/34 (a) 804
338,514 Ally Bank Auto Credit-Linked Notes 2024-A
144A , 9.89% , 5/17/32 (a) 348
155,670 Ally Bank Auto Credit-Linked Notes 2025-A
144A , 6.07% , 6/15/33 (a) 155
175,787 Ally Bank Auto Credit-Linked Notes 2025-B
144A , 6.16% , 9/15/33 (a) 175
425,000 American Credit Acceptance Receivables Trust
2024-4 144A , 7.19% , 4/12/32 (a) 435
600,000 American Credit Acceptance Receivables Trust
2026-2 144A , 5.18% , 6/08/32 (a) 594
500,000 American Credit Acceptance Receivables Trust
2026-1 144A , 4.55% , 1/12/33 (a) 496
700,000 American Credit Acceptance Receivables Trust
2026-3 144A , 5.49% , 3/08/33 (a) 700
Principal
or Shares Security Description
Value
(000)
625,000 CarMax Select Receivables Trust 2025-B , 5.33% ,
7/15/31 $ 622
290,000 CarMax Select Receivables Trust 2025-A , 5.46% ,
7/15/31 293
350,000 CarMax Select Receivables Trust 2026-B 144A ,
7.36% , 6/15/33 (a) 352
228,111 Chase Auto Credit Linked Notes 2025-1 144A ,
6.02% , 2/25/33 (a) 227
400,000 Chase Auto Credit Linked Notes 2026-1 144A ,
6.31% , 7/25/34 (a) 400
600,000 Chase Auto Credit Linked Notes 2026-1 144A ,
7.28% , 7/25/34 (a) 600
145,033 Drive Auto Receivables Trust 2025-S1 144A ,
6.04% , 6/16/29 (a) 146
400,000 Drive Auto Receivables Trust 2025-2 , 4.90% ,
12/15/32 396
99,766 Driven Brands Funding LLC 2020-1A 144A ,
3.79% , 7/20/50 (a) 98
390,219 Driven Brands Funding LLC 2021-1A 144A ,
2.79% , 10/20/51 (a) 366
347,375 Driven Brands Funding LLC 2025-1A 144A ,
5.30% , 10/20/55 (a) 337
400,000 Exeter Automobile Receivables Trust 2024-4A ,
5.81% , 12/16/30 405
290,000 Exeter Automobile Receivables Trust 2025-2A ,
5.16% , 7/15/31 292
600,000 Exeter Automobile Receivables Trust 2026-2A ,
5.51% , 8/16/32 599
650,000 Exeter Automobile Receivables Trust 2026-3A ,
5.44% , 10/15/32 649
1,593,000 Exeter Automobile Receivables Trust 2025-4A
144A , 6.99% , 4/15/33 (a) 1,587
915,000 GLS Auto Receivables Issuer Trust 2024-1A
144A , 7.94% , 10/15/30 (a) 955
450,000 GLS Auto Receivables Issuer Trust 2025-3A
144A , 5.16% , 6/16/31 (a) 447
600,000 GLS Auto Receivables Issuer Trust 2026-2A
144A , 5.38% , 1/15/32 (a) 597
1,095,000 GLS Auto Receivables Issuer Trust 2025-3A
144A , 6.52% , 8/16/32 (a) 1,090
2,040,981 Honda Auto Receivables Owner Trust 2024-4 ,
4.33% , 5/15/29 2,042
1,737,429 Nissan Auto Receivables Owner Trust 2022-B ,
4.45% , 11/15/29 1,739
800,000 OneMain Direct Auto Receivables Trust 2026-
1A 144A , 4.49% , 12/14/33 (a) 790
350,000 Research-Driven Pagaya Motor AssetTrust 2026-
4A 144A , 6.63% , 5/25/35 (a) 350
1,000,000 Research-Driven Pagaya Motor Trust 2026-R2A
144A , 5.83% , 10/25/35 (a) 1,001
569,085 Santander Bank Auto Credit-Linked Notes 2024-
A 144A , 10.17% , 6/15/32 (a) 587
222,721 Santander Bank Auto Credit-Linked Notes 2023-
A 144A , 13.75% , 6/15/33 (a) 228
500,000 Santander Drive Auto Receivables Trust 2026-1 ,
4.75% , 4/15/32 490
197,418 Securitized Term Auto Receivables Trust 2025-B
144A , 5.12% , 12/29/32 (a) 198
400,000 SoFi Consumer Loan Program Trust 2025-3
144A , 5.04% , 8/15/34 (a) 398
300,000 SoFi Consumer Loan Program Trust 2026-1
144A , 4.74% , 12/26/35 (a) 296

Principal
or Shares Security Description
Value
(000)
1,429,473 Toyota Auto Receivables Owner Trust 2022-C ,
3.77% , 2/15/28 $ 1,428
350,000 USB Auto Owner Trust 2025-1A 144A , 4.96% ,
3/17/31 (a) 349
27,125 Westlake Automobile Receivables Trust 2025-
1A 144A , 4.66% , 1/18/28 (a) 27
700,000 Westlake Automobile Receivables Trust 2026-
2A 144A , 5.25% , 3/15/32 (a) 696
25,383
Corporate CLO  (13%)
400,000 Anchorage Capital CLO Ltd. 2026-36A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
3.350% ) , 7.10% , 4/15/39 (a) (b) (c) 402
1,000,000 Ares LXV CLO Ltd. 2022-65A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.120% ) , 4.93% , 7/25/34 (a) (b) 1,001
1,000,000 Bain Capital Credit CLO Ltd. 2021-4A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.000% ) , 4.73% , 10/20/34 (a) (b) 1,001
1,000,000 Beechwood Park CLO Ltd. 2019-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.070% ) , 4.82% , 1/17/35 (a) (b) 1,001
500,000 Buckhorn Park CLO Ltd. 2019-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.070% ) , 4.80% , 7/18/34 (a) (b) 501
700,000 Canyon CLO Ltd. 2018-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.700% ) ,
5.45% , 10/16/34 (a) (b) 700
541,695 Carlyle Global Market Strategies CLO
Ltd. 2016-1A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.090% ) , 4.82% ,
4/20/34 (a) (b) 542
400,000 CIFC Funding Ltd. 2022-4A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 2.700% ) ,
6.49% , 7/16/35 (a) (b) 398
350,000 Contego CLO X DAC 10X , ( 3 mo. EURIBOR +
2.700% ) , 4.98% , 5/15/38 EUR (b) (d) (e) 406
300,000 Diameter Capital CLO Ltd. 2024-6A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
2.900% ) , 6.65% , 4/15/39 (a) (b) 302
500,000 Dryden CLO Ltd. 2019-68A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.100% ) ,
4.85% , 7/15/35 (a) (b) 500
350,000 Dryden Euro CLO 2020-74A 144A , ( 3 mo.
EURIBOR + 2.450% ) , 4.94% , 10/18/39
EUR (a) (b) (e) 406
525,000 Flatiron CLO Ltd. 2024-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.500% ) ,
5.25% , 7/15/36 (a) (b) 525
435,000 Flatiron RR CLO 22 LLC 2021-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.500% ) , 5.25% , 10/15/34 (a) (b) 434
679,515 Fort Greene Park CLO LLC 2025-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
0.950% ) , 4.68% , 4/22/34 (a) (b) 680
450,000 Goldentree Loan Management Eur CLO DAC
7A 144A , ( 3 mo. EURIBOR + 1.600% ) , 3.84% ,
7/20/37 EUR (a) (b) (e) 516
250,000 Invesco CLO Ltd. 2022-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.800% ) ,
5.53% , 4/20/35 (a) (b) 250
Principal
or Shares Security Description
Value
(000)
500,000 Invesco Euro CLO I DAC 1A 144A , ( 3 mo.
EURIBOR + 4.000% ) , 6.20% , 4/15/39
EUR (a) (b) (c) (e) $ 579
1 Juniper Receivables DAC , 0.00% , 8/15/29 (c) 99
1,000,000 KKR CLO Ltd. 25 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 0.950% ) , 4.70% ,
7/15/34 (a) (b) 1,000
547,802 KKR CLO Ltd. 18 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.050% ) , 4.78% ,
10/18/35 (a) (b) 548
1,075,361 KKR CLO Ltd. 23 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.050% ) , 4.78% ,
4/20/36 (a) (b) 1,076
600,000 Madison Park Euro Funding XV DAC 15A
144A , ( 3 mo. EURIBOR + 1.800% ) , 4.23% ,
7/15/36 EUR (a) (b) (e) 690
600,000 Madison Park Funding LVII Ltd. 2022-57A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.280% ) , 5.09% , 7/27/34 (a) (b) 601
430,000 Magnetite XXIV Ltd. 2019-24A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.750% ) , 5.50% , 4/15/35 (a) (b) 431
400,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-46A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.750% ) , 5.48% ,
1/20/37 (a) (b) 401
290,000 OCP CLO Ltd. 2015-9A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.650% ) ,
5.40% , 1/15/37 (a) (b) 290
400,000 OCP CLO Ltd. 2024-35A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 3.100% ) ,
6.91% , 10/25/37 (a) (b) 404
400,000 OCP CLO Ltd. 2019-17A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 2.550% ) ,
6.36% , 7/19/39 (a) (b) 400
600,000 Octagon Investment Partners Ltd. 2019-2A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.090% ) , 4.84% , 10/15/33 (a) (b) 600
430,000 Octagon Investment Partners Ltd. 2019-1A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.550% ) , 5.28% , 1/20/35 (a) (b) 430
300,000 Palmer Square European Loan Funding DAC
2025-2A 144A , ( 3 mo. EURIBOR + 2.500% ) ,
4.78% , 2/15/35 EUR (a) (b) (e) 347
400,000 Palmer Square European Loan Funding DAC
2025-3A 144A , ( 3 mo. EURIBOR + 1.950% ) ,
4.38% , 7/15/35 EUR (a) (b) (e) 464
600,000 Palmer Square Loan Funding Ltd. 2024-3A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 3.750% ) , 7.40% , 8/08/32 (a) (b) 597
500,000 Palmer Square Loan Funding Ltd. 2024-2A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 4.700% ) , 8.45% , 1/15/33 (a) (b) 506
250,000 Palmer Square Loan Funding Ltd. 2025-1A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 2.250% ) , 5.90% , 2/15/33 (a) (b) 250
400,000 Pikes Peak CLO 2026-22A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 3.350% ) ,
7.06% , 4/20/39 (a) (b) 403
400,000 Rowe CLO Ltd. 2026-2A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 2.700% ) ,
0.00% , 7/20/39 (a) (b) (c) 400

Payden Securitized Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
400,000 RRE Loan Management DAC 26A 144A , ( 3
mo. EURIBOR + 3.750% ) , 6.18% , 7/15/38
EUR (a) (b) (e) $ 463
400,000 Thompson Park CLO Ltd. 2021-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.900% ) , 5.65% , 4/15/34 (a) (b) 401
250,000 Voya CLO Ltd. 2021-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.700% ) ,
5.45% , 7/15/34 (a) (b) 250
21,195
Total Asset Backed (Cost - $55,893)
55,750
Mortgage Backed (56%
)
250,000 Acrec 2025 Fl LLC 2025-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.941% ) ,
5.61% , 8/18/42 (a) (b) 250
1,000,000 Arbor Realty Commercial Real Estate Notes
LLC 2025-FL1 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.354% ) , 5.02% ,
1/20/43 (a) (b) 1,001
350,000 Arbor Realty Commercial Real Estate Notes
LLC 2025-FL1 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.292% ) , 5.96% ,
1/20/43 (a) (b) 351
220,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.300% ) ,
5.93% , 1/15/37 (a) (b) 221
600,000 AREIT 2025-CRE11 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.550% ) ,
5.23% , 7/25/43 (a) (b) 602
350,000 Atrium Hotel Portfolio Trust 2017-ATRM
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 3.347% ) , 7.02% , 12/15/36 (a) (b) 349
250,000 BAMLL Commercial Mortgage Securities Trust
2020-BOC 144A , 2.63% , 1/15/32 (a) 232
700,000 BAY Trust 2026-MDWS 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.643% ) ,
5.32% , 6/15/41 (a) (b) 699
100,000 BBCMS Trust 2015-SRCH 144A , 4.96% ,
8/10/35 (a) (f) 99
800,000 BDS LLC 2025-FL15 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.400% ) , 5.07% ,
3/19/43 (a) (b) 802
500,000 BDS LLC 2025-FL15 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.150% ) , 5.82% ,
3/19/43 (a) (b) 503
800,000 BFLD Trust 2025-FPM 144A , 5.01% ,
10/10/40 (a) (f) 793
950,000 BHMS Commercial Mortgage Trust 2025-ATLS
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.850% ) , 5.53% , 8/15/42 (a) (b) 953
196,289 Bravo Residential Funding Trust 2025-NQM1
144A , 5.91% , 12/25/64 (a) 196
750,000 BRAVO Residential Funding Trust 2026-CES1
144A , 5.71% , 4/25/56 (a) 743
500,000 BRAVO Residential Funding Trust 2026-CES1
144A , 6.73% , 4/25/56 (a) (f) 494
350,000 BRAVO Residential Funding Trust 2025-NQM6
144A , 6.03% , 6/25/65 (a) (f) 348
792,950 BRAVO Residential Funding Trust 2025-NQM7
144A , 5.81% , 7/25/65 (a) 792
Principal
or Shares Security Description
Value
(000)
959,811 BRAVO Residential Funding Trust 2026-NQM4
144A , 5.64% , 3/25/66 (a) $ 955
100,000 BRSP Ltd. 2024-FL2 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.380% ) , 6.05% ,
8/19/37 (a) (b) 100
400,000 BSPDF Issuer LLC 2026-FL4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
6.42% , 11/18/43 (a) (b) 401
500,000 BSPRT Issuer LLC 2026-FL13 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.200% ) , 5.87% , 10/18/43 (a) (b) 501
294,591 BX Commercial Mortgage Trust 2024-XL4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.792% ) , 5.47% , 2/15/39 (a) (b) 296
280,000 BX Commercial Mortgage Trust 2024-XL5
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.941% ) , 5.62% , 3/15/41 (a) (b) 281
487,318 BX Commercial Mortgage Trust 2024-GPA2
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.542% ) , 5.22% , 11/15/41 (a) (b) 489
245,000 BX Commercial Mortgage Trust 2025-BCAT
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.650% ) , 6.33% , 8/15/42 (a) (b) 247
250,000 BX Commercial Mortgage Trust 2026-CSMO
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.450% ) , 6.13% , 2/15/43 (a) (b) 253
400,000 BX Commercial Mortgage Trust 2026-VLT10
144A , 6.40% , 7/13/58 (a) (f) 386
430,000 BX Mortgage Trust 2025-BIO3 144A , 6.14% ,
2/10/42 (a) 424
505,000 BX Trust 2023-LIFE 144A , 5.39% , 2/15/28 (a) 492
142,753 BX Trust 2026-CIP 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.100% ) , 5.78% ,
5/15/38 (a) (b) 144
237,921 BX Trust 2026-CIP 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 3.100% ) , 6.78% ,
5/15/38 (a) (b) 240
147,000 BX Trust 2024-BIO 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.640% ) , 6.32% ,
2/15/41 (a) (b) 146
300,000 BX Trust 2026-RISE 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.650% ) , 5.33% ,
4/15/41 (a) (b) 301
350,000 BX Trust 2025-VLT6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.192% ) ,
5.87% , 3/15/42 (a) (b) 349
350,000 BX Trust 2025-VLT6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.592% ) ,
6.27% , 3/15/42 (a) (b) 349
500,000 BX Trust 2025-DELC 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.200% ) ,
5.88% , 12/15/42 (a) (b) 502
500,000 BX Trust 2026-CLS 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 3.450% ) , 7.13% ,
5/15/43 (a) (b) 503
350,000 BX Trust 2025-VLT7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 3.750% ) ,
7.43% , 7/15/44 (a) (b) 352
400,000 BX Trust 2025-VOLT 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.350% ) ,
6.03% , 12/15/44 (a) (b) 400

Principal
or Shares Security Description
Value
(000)
300,000 BX Trust 2025-VOLT 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
6.43% , 12/15/44 (a) (b) $ 300
394,307 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.514% ) ,
5.19% , 2/15/38 (a) (b) 393
105,737 BXMT Ltd. 2021-FL4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.414% ) ,
5.09% , 5/15/38 (a) (b) 105
800,000 BXMT Ltd. 2025-FL5 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.639% ) ,
5.31% , 10/18/42 (a) (b) 802
400,000 BXMT Ltd. 2025-FL5 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.546% ) ,
6.22% , 10/18/42 (a) (b) 401
400,000 CEDR Commercial Mortgage Trust 2022-SNAI
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.376% ) , 6.05% , 2/15/39 (a) (b) 395
250,000 Colt Mortgage Loan Trust 2025-1 144A , 6.63% ,
1/25/70 (a) (f) 252
576,707 COLT Mortgage Loan Trust 2024-6 144A ,
5.39% , 11/25/69 (a) 575
814,838 COLT Mortgage Loan Trust 2025-INV2 144A ,
5.60% , 2/25/70 (a) 817
320,000 COLT Mortgage Loan Trust 2025-5 144A ,
6.30% , 5/25/70 (a) (f) 320
420,000 COLT Mortgage Loan Trust 2025-9 144A ,
5.88% , 9/25/70 (a) (f) 418
990,947 COLT Mortgage Loan Trust 2026-3 144A ,
5.52% , 5/25/71 (a) (f) 983
500,000 COLT Mortgage Loan Trust 2026-4 144A ,
6.49% , 6/25/71 (a) (b) 493
750,000 COLT Mortgage Loan Trust 2026-5 144A ,
5.41% , 7/27/71 (a) (f) 751
492,000 COMM Mortgage Trust 2025-167G 144A ,
5.50% , 8/10/40 (a) 487
500,000 CONE Commercial Mortgage Trust 2026-ACD6
144A , 8.11% , 7/15/43 (a) (f) 494
187,705 Connecticut Avenue Securities Trust 2021-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.550% ) , 5.17% ,
10/25/41 (a) (b) 188
400,000 Connecticut Avenue Securities Trust 2021-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000% ) , 9.62% ,
10/25/41 (a) (b) 404
750,000 Connecticut Avenue Securities Trust 2021-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200% ) , 9.82% ,
11/25/41 (a) (b) 761
500,000 Connecticut Avenue Securities Trust 2021-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 5.500% ) , 9.12% ,
12/25/41 (a) (b) 508
500,000 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000% ) , 9.62% ,
12/25/41 (a) (b) 509
174,000 Connecticut Avenue Securities Trust 2022-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500% ) , 8.12% ,
1/25/42 (a) (b) 177
Principal
or Shares Security Description
Value
(000)
500,000 Connecticut Avenue Securities Trust 2022-R02
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 7.650% ) , 11.27% ,
1/25/42 (a) (b) $ 515
500,000 Connecticut Avenue Securities Trust 2022-R04
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500% ) , 13.12% ,
3/25/42 (a) (b) 526
500,000 Connecticut Avenue Securities Trust 2022-R03
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.850% ) , 13.47% ,
3/25/42 (a) (b) 526
500,000 Connecticut Avenue Securities Trust 2022-R05
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 7.000% ) , 10.62% ,
4/25/42 (a) (b) 520
500,000 Connecticut Avenue Securities Trust 2022-R06
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 10.600% ) , 14.22% ,
5/25/42 (a) (b) 537
502,266 Connecticut Avenue Securities Trust 2022-R07
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 12.000% ) , 15.62% ,
6/25/42 (a) (b) 549
382,604 Connecticut Avenue Securities Trust 2023-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900% ) , 5.52% ,
6/25/43 (a) (b) 385
76,637 Connecticut Avenue Securities Trust 2023-
R08 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500% ) , 5.12% ,
10/25/43 (a) (b) 77
565,000 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800% ) , 5.42% ,
2/25/44 (a) (b) 570
250,000 Connecticut Avenue Securities Trust 2024-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950% ) , 5.57% ,
3/25/44 (a) (b) 252
400,000 Connecticut Avenue Securities Trust 2025-
R05 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600% ) , 5.22% ,
7/25/45 (a) (b) 402
536,109 COOPR Residential Mortgage Trust 2025-CES4
144A , 5.04% , 11/25/60 (a) 531
237,984 Cross Mortgage Trust 2026-NQM2 144A ,
5.24% , 3/25/61 (a) 235
290,000 Cross Mortgage Trust 2025-H1 144A , 6.48% ,
2/25/70 (a) (f) 292
858,143 Cross Mortgage Trust 2025-H7 144A , 4.93% ,
9/25/70 (a) (f) 849
1,167,211 Cross Mortgage Trust 2026-NQM7 144A ,
5.46% , 6/25/71 (a) (f) 1,164
798,063 Cross Mortgage Trust 2026-NQM8 144A ,
5.79% , 7/25/71 (a) 797
600,000 Durst Commercial Mortgage Trust 2025-151
144A , 5.82% , 8/10/42 (a) (f) 603
240,783 Extended Stay America Trust 2025-ESH 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.600% ) , 6.28% , 10/15/42 (a) (b) 243

Payden Securitized Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
374,768 Extended Stay America Trust 2026-ESH2 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 2.250% ) , 5.93% , 2/15/43 (a) (b) $ 378
249,025 Freddie Mac STACR REMIC Trust 2021-DNA5
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650% ) , 5.27% ,
1/25/34 (a) (b) 249
550,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 7.500% ) , 11.12% ,
10/25/41 (a) (b) 558
400,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800% ) , 11.42% ,
11/25/41 (a) (b) 408
600,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 8.500% ) , 12.12% ,
2/25/42 (a) (b) 624
750,000 Freddie Mac STACR REMIC Trust 2022-HQA1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 11.000% ) , 14.62% ,
3/25/42 (a) (b) 795
100,000 Freddie Mac STACR REMIC Trust 2022-DNA3
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.750% ) , 13.37% ,
4/25/42 (a) (b) 106
1,000,000 Freddie Mac STACR REMIC Trust 2022-DNA5
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 6.750% ) , 10.37% ,
6/25/42 (a) (b) 1,051
253,785 Freddie Mac STACR REMIC Trust 2023-HQA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000% ) , 5.62% ,
5/25/43 (a) (b) 255
800,000 FS Rialto 2021-FL3 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.664% ) , 5.37% ,
11/16/36 (a) (b) 802
500,000 FS Rialto 2021-FL3 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.964% ) , 6.67% ,
11/16/36 (a) (b) 503
1,000,000 FS Rialto Issuer LLC 2024-FL9 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.631% ) , 5.30% , 10/19/39 (a) (b) 1,001
450,000 FS Rialto Issuer LLC 2025-FL10 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.593% ) , 5.26% , 8/19/42 (a) (b) 450
700,000 FS Rialto Issuer LLC 2025-FL10 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.847% ) , 5.52% , 8/19/42 (a) (b) 700
1,000,000 FS Trust 2026-HULA 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.13% , 3/15/41 (a) (b) 1,003
50,155 GPMT Ltd. 2021-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.964% ) ,
5.63% , 7/16/35 (a) (b) 50
470,000 Greystone CRE Notes HC-4 LLC 2025-HC4
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.790% ) , 6.47% , 10/15/42 (a) (b) 469
500,000 Greystone CRE Notes LLC 2025-FL4 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.481% ) , 5.16% , 1/15/43 (a) (b) 501
Principal
or Shares Security Description
Value
(000)
350,000 Hilton USA Trust 2016-SFP 144A , 2.83% ,
11/05/35 (a) $ 292
716,787 HOMES Trust 2026-NQM3 144A , 5.62% ,
4/27/71 (a) 711
400,000 HOMES Trust 2026-NQM3 144A , 6.74% ,
4/27/71 (a) (f) 397
500,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2026-FUN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.100% ) ,
5.78% , 6/15/39 (a) (b) 502
400,000 KRE Commercial Mortgage Trust 2026-ICNA
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 3.000% ) , 6.68% , 5/15/43 (a) (b) 402
1,000,000 LoanCore 2025 Issuer LLC 2025-CRE8 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.385% ) , 5.06% , 8/17/42 (a) (b) 1,001
360,000 LoanCore 2025 Issuer LLC 2025-CRE8 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.591% ) , 5.27% , 8/17/42 (a) (b) 359
900,000 LoanCore Issuer LLC 2025-CRE9 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.450% ) , 5.12% , 8/18/42 (a) (b) 903
520,000 MF1 LLC 2025-FL19 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.488% ) ,
5.16% , 5/18/42 (a) (b) 521
274,000 MFT Trust 2020-ABC 144A , 3.48% ,
2/10/42 (a) (f) 220
250,000 Morgan Stanley Capital I Trust 2017-ASHF
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 4.647% ) , 8.32% , 11/15/34 (a) (b) 250
300,000 Morgan Stanley Residential Mortgage Loan Trust
2024-NQM5 144A , 7.33% , 10/25/69 (a) (b) (f) 280
250,000 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM5 144A , 7.00% , 7/25/70 (a) (b) 247
969,518 Morgan Stanley Residential Mortgage Loan Trust
2026-DSC2 144A , 5.79% , 4/27/71 (a) 967
330,000 Natixis Commercial Mortgage Securities Trust
2019-10K 144A , 4.13% , 5/15/39 (a) (f) 306
300,000 NRTH Commercial Mortgage Trust 2025-PARK
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.643% ) , 5.32% , 10/15/40 (a) (b) 301
500,000 NYC Commercial Mortgage Trust 2026-31W
144A , 6.20% , 7/15/38 (a) (f) 499
400,000 NYC Commercial Mortgage Trust 2021-909
144A , 2.94% , 4/10/43 (a) 337
250,000 OBX Trust 2024-NQM18 144A , 6.17% ,
10/25/64 (a) (f) 251
330,000 OBX Trust 2025-NQM2 144A , 6.49% ,
11/25/64 (a) (f) 332
330,000 OBX Trust 2024-NQM17 144A , 6.65% ,
11/25/64 (a) (f) 333
919,596 OBX Trust 2026-NQM3 144A , 5.08% ,
1/25/66 (a) 906
937,348 OBX Trust 2026-NQM5 144A , 5.32% ,
1/25/66 (a) (f) 933
476,190 OBX Trust 2026-NQM4 144A , 5.17% ,
2/25/66 (a) (f) 473
976,287 OBX Trust 2026-NQM7 144A , 5.64% ,
4/25/66 (a) 972
770,686 OBX Trust 2026-NQM6 144A , 5.42% ,
4/26/66 (a) 766

Principal
or Shares Security Description
Value
(000)
242,874 PFP Ltd. 2024-11 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.832% ) , 5.50% ,
9/17/39 (a) (b) $ 243
525,000 PFP Ltd. 2026-13 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.000% ) , 5.67% ,
8/18/43 (a) (b) 526
500,000 PLYM Commercial Mortgage Trust 2026-IND
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.650% ) , 5.33% , 3/15/43 (a) (b) 501
328,604 RCKT Mortgage Trust 2025-CES6 144A ,
5.67% , 6/25/55 (a) 329
442,879 RCKT Mortgage Trust 2025-CES8 144A ,
5.15% , 8/25/55 (a) (f) 441
1,158,882 RCKT Mortgage Trust 2025-CES9 144A ,
4.80% , 9/25/55 (a) 1,143
837,665 RCKT Mortgage Trust 2025-CES12 144A ,
5.03% , 11/25/55 (a) 830
899,020 RCKT Mortgage Trust 2026-CES1 144A ,
4.83% , 1/25/56 (a) 888
600,000 RCKT Mortgage Trust 2026-CES4 144A ,
5.59% , 4/25/56 (a) 594
600,000 RCKT Mortgage Trust 2026-CES5 144A ,
5.76% , 5/25/56 (a) 597
1,000,000 RCKT Mortgage Trust 2026-CES6 144A ,
5.72% , 6/25/56 (a) 991
150,000 SCG Trust 2025-SNIP 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.600% ) ,
6.28% , 9/15/42 (a) (b) 151
280,000 Sculptor European CLO XIII DAC 13X , ( 3
mo. EURIBOR + 2.350% ) , 4.78% , 7/15/39
EUR (b) (d) (e) 324
350,000 Soho Trust 2021-SOHO 144A , 2.70% ,
8/10/38 (a) (f) 299
800,000 STWD LLC 2025-FL4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.12% , 11/19/42 (a) (b) 802
300,000 SUMIT Mortgage Trust 2022-BVUE 144A ,
2.89% , 2/12/41 (a) (f) 265
500,000 SWCH Commercial Mortgage Trust 2025-DATA
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.641% ) , 6.32% , 2/15/42 (a) (b) 495
350,000 SWCH Commercial Mortgage Trust 2025-DATA
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 3.340% ) , 7.02% , 2/15/42 (a) (b) 347
600,226 THPT Mortgage Trust 2023-THL 144A , 6.99% ,
12/10/34 (a) (f) 602
1,000,000 Towd Point Mortgage Trust 2026-CES1 144A ,
5.32% , 1/25/66 (a) 987
937,063 Towd Point Mortgage Trust 2026-CES2 144A ,
4.72% , 2/25/66 (a) 921
503,000 Towd Point Mortgage Trust 2026-CES3 144A ,
5.77% , 6/20/66 (a) 499
500,000 TRTX Issuer Ltd. 2025-FL6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.396% ) ,
6.07% , 9/18/42 (a) (b) 499
600,000 TRTX Issuer Ltd. 2025-FL7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.200% ) ,
5.87% , 6/18/43 (a) (b) 601
Principal
or Shares Security Description
Value
(000)
264,266 UK Logistics DAC 2025-2A 144A , ( Sterling
Overnight Index Average + 2.900% ) , 6.65% ,
8/17/35 GBP (a) (b) (e) $ 357
250,000 UK Logistics DAC 2026-2A 144A , ( Sterling
Overnight Index Average + 2.850% ) , 0.00% ,
8/15/36 GBP (a) (b) (e) 337
400,000 VASA Trust 2021-VASA 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.364% ) ,
5.04% , 7/15/39 (a) (b) 388
500,000 Verus Securitization Trust 2026-R4 144A ,
6.76% , 12/27/67 (a) (b) (f) 496
350,000 Verus Securitization Trust 2024-3 144A , 8.39% ,
4/25/69 (a) (b) (f) 354
350,000 Verus Securitization Trust 2024-7 144A , 7.78% ,
9/25/69 (a) (b) 352
618,114 Verus Securitization Trust 2025-INV1 144A ,
5.55% , 2/25/70 (a) 620
409,000 Verus Securitization Trust 2025-8 144A , 5.73% ,
9/25/70 (a) (f) 404
1,085,487 Verus Securitization Trust 2025-9 144A , 5.34% ,
10/27/70 (a) 1,076
600,000 VMC Finance LLC 2026-FL6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.150% ) ,
5.82% , 11/19/43 (a) (b) 602
125,000 VTR Commercial Mortgage Trust 2025-STEM
144A , 5.86% , 10/13/39 (a) (f) 122
250,000 VTR Commercial Mortgage Trust 2025-STEM
144A , 6.49% , 10/13/39 (a) (f) 243
350,000 Wells Fargo Commercial Mortgage Trust 2026-
1250B 144A , 7.83% , 3/10/41 (a) (f) 352
225,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.692% ) , 6.37% ,
10/15/42 (a) (b) 226
Total Mortgage Backed (Cost - $81,277)
80,813
Investment Company (5%
)
7,578,629 Payden Cash Reserves Money Market Fund *
(Cost - $7,579)
7,579
Total Investments (Cost - $144,749) (100%)
144,142
Liabilities in excess of Other Assets (0%)
(649)
Net Assets (100%) $ 143,493
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(c) Yield to maturity at time of purchase.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Principal in foreign currency.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Payden Securitized Income Fund
continued

Payden Mutual Funds
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 4,235 EUR  3,663 HSBC Bank USA, N.A. 09/16/2026 $ 3
Liabilities:
USD 692 GBP  519 BNP PARIBAS 09/16/2026 (7)
Net Unrealized Appreciation (Depreciation)
$(4)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 5-Year Note Future 164 Sep-26 $ 17,380 $ (142) $ (142)
See notes to financial statements.